Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net

	September 30, 2019	December 31, 2018
Merchant Portfolios	$2,190,000	$2,190,000
Less Accumulated Amortization	(443,547)	(208,571)
Net residual portfolios	$1,746,453	$1,981,429

	September 30, 2019	December 31, 2018
Trade name	$2,500,000	$2,500,000
Less Accumulated Amortization	(708,000)	(333,333)
Net trade name	$1,792,000	$2,166,667

Amortization expense for the three and nine months ended September 30, 2019 was $203,214 and $609,643, respectively.

Amortization expense for the three and nine months ended September 30, 2018 was $227,676 and $455,353, respectively.

The Company’s merchant portfolios and tradename are being amortized over respective useful lives of 7 and 5 years.

	December 31		December 31, 2017
	2018	2017	Predecessor
Merchant Portfolios	$2,190,000	$-	$2,540,690
Less Accumulated Amortization	(208,571)	-	(756,158)
Net residual portfolios	$1,981,429	$-	$1,784,532

	December 31		December 31, 2017
	2018	2017	Predecessor
Trade name	$2,500,000	$-	$-
Less Accumulated Amortization	(333,333)	-	-
Net trade name	$2,166,667	$-	$-

Schedule of estimated amortization expense related to amortizing intangible assets
2019 (remainder of year)	$203,214
2020	$812,857
2021	$812,857
2022	$812,857
2023	$479,524
Thereafter	$417,144
Total	$3,538,453

The following sets forth the estimated amortization expense related to amortizing intangible assets for the years ended December 31:

2019	$812,857
2020	$812,857
2021	$812,857
2022	$812,857
2023	$479,524
Thereafter	$417,144